Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Cash and Cash Equivalents [Line Items]
Schedule of cash and cash equivalents
	December 31 2020 $	December 31 2019 $
Cash	10,096,205	1,450,624
Term deposits	—	14,500,000
	10,096,205	15,950,624